Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011
Assets:
Cash and cash equivalents	$ 585,857	$ 688,040	$ 677,378	$ 457,292
Liabilities:
Short-term borrowings	115,322	117,850
Short-term borrowings from related parties	59,364	3,973
Noncontrolling interests subject to put provisions	541,347	523,260
Notional amount of foreign currency cash flow hedge derivatives	201,150	611,488
Notional amount of interest rate derivatives	1,344,019	1,574,667
Amount estimated to be transferred in the future from accumulated OCI into earnings	974
The time period estimated for the anticipated transfer of interest expense into earnings	12 months
Derivative assets subject to master netting agreements	16,854	32,044
Derivative liabilities subject to master netting agreements	9,631	19,193
Derivative net assets subject to master netting agreements	11,937	20,773
Derivative net liabiltiies subject to master netting agreements	4,714	7,922
Euro Notes [Member]
Liabilities:
Senior Long Term Notes	44,145	51,951
Senior Notes [Member]
Liabilities:
Senior Long Term Notes	4,730,687	4,743,442
Carrying Reported Amount Fair Value Disclosure [Member]
Assets:
Cash and cash equivalents	585,857	688,040
Accounts receivable	3,222,035	3,157,233
Liabilities:
Accounts Payable	693,232	745,644
Short-term borrowings	174,686	121,823
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes	563,986	721,928
Senior Credit Agreement	2,832,312	2,659,340
Noncontrolling interests subject to put provisions	541,347	523,260
Carrying Reported Amount Fair Value Disclosure [Member] | Euro Notes [Member]
Liabilities:
Senior Long Term Notes	44,145	51,951
Carrying Reported Amount Fair Value Disclosure [Member] | Senior Notes [Member]
Liabilities:
Senior Long Term Notes	4,730,687	4,743,442
Portion At Fair Value Fair Value Disclosure [Member]
Assets:
Cash and cash equivalents	585,857	688,040
Accounts receivable	3,222,035	3,157,233
Liabilities:
Accounts Payable	693,232	745,644
Short-term borrowings	174,686	121,823
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes	563,986	721,928
Senior Credit Agreement	2,828,542	2,652,840
Noncontrolling interests subject to put provisions	541,347	523,260
Portion At Fair Value Fair Value Disclosure [Member] | Euro Notes [Member]
Liabilities:
Senior Long Term Notes	45,407	54,574
Portion At Fair Value Fair Value Disclosure [Member] | Senior Notes [Member]
Liabilities:
Senior Long Term Notes	$ 5,075,954	$ 5,296,325